Finance debt (Tables)	12 Months Ended
Dec. 31, 2022
Finance Debt
Summary of balance by type of finance debt

In Brazil	12.31.2022	12.31.2021
Banking market	1,285	1,237
Capital market	2,896	2,504
Development banks (*)	723	769
Others	4	7
Total	4,908	4,517
Abroad
Banking market	8,387	8,525
Capital market	14,061	19,527
Export credit agency	2,443	2,951
Others	155	180
Total	25,046	31,183
Total finance debt	29,954	35,700
Current	3,576	3,641
Non-current	26,378	32,059
(*) It includes BNDES, FINAME and FINEP

Schedule of current finance debt

	12.31.2022	12.31.2021
Short-term debt	−	108
Current portion of long-term debt	3,111	3,063
Accrued interest on short and long-term debt	465	470
Total	3,576	3,641

Summary of changes in finance debt
	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	853	2,027	2,880
Repayment of principal (*)	(1,013)	(8,183)	(9,196)
Repayment of interest (*)	(292)	(1,554)	(1,846)
Accrued interest (**)	396	1,867	2,263
Foreign exchange/ inflation indexation charges	120	(580)	(460)
Translation adjustment	326	287	613
Balance at December 31, 2022	4,907	25,047	29,954

	In Brazil	Abroad	Total
Balance at December 31, 2020	8,854	45,035	53,889
Proceeds from finance debt	-	1,754	1,754
Repayment of principal (*)	(4,213)	(14,894)	(19,107)
Repayment of interest (*)	(245)	(1,613)	(1,858)
Accrued interest (**)	241	1,970	2,211
Foreign exchange/ inflation indexation charges	173	82	255
Translation adjustment	(228)	(200)	(428)
Balance at December 31, 2021	4,582	32,134	36,716
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation
			2022			2021
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,880	(9,196)	(1,846)	1,754	(19,107)	(1,858)
Repurchase of debt securities	−	(121)	−	−	−	−
Deposits linked to finance debt (*)	−	(17)	(4)	−	−	−
Net cash used in financing activities	2,880	(9,334)	(1,850)	1,754	(19,107)	(1,858)
(*) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (*)	Fair Value

Financing in U.S.Dollars (US$):	2,879	3,240	2,569	1,528	2,465	10,006	22,687	22,721
Floating rate debt (**)	2,588	2,681	1,934	1,143	1,739	652	10,737
Fixed rate debt	291	559	635	385	726	9,354	11,950
Average interest rate p.a.	6.8%	6.5%	6.1%	6.3%	5.9%	6.6%	6.6%
Financing in Brazilian Reais (R$):	622	690	221	440	427	2,507	4,907	4,907
Floating rate debt (***)	324	280	138	138	333	1,060	2,273
Fixed rate debt	298	410	83	302	94	1,447	2,634
Average interest rate p.a.	6.7%	6.9%	6.5%	6.2%	6.4%	6.6%	6.6%
Financing in Euro (€):	37	13	289	−	−	583	922	897
Fixed rate debt	37	13	289	−	−	583	922
Average interest rate p.a.	4.7%	4.7%	4.7%	-	-	4.7%	4.7%
Financing in Pound Sterling (£):	38	−	−	555	−	845	1,438	1,328
Fixed rate debt	38	−	−	555	−	845	1,438
Average interest rate p.a.	6.2%	0.0%	0.0%	6.2%	0.0%	6.5%	6.3%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%
Total as of December 31, 2021	3,641	2,973	3,988	3,449	2,832	18,817	35,700	37,891
Average interest rate	5.2%	5.3%	5.5%	5.6%	5.9%	6.5%	6.2%
(*)The average maturity of outstanding debt as of December 31, 2022 is 12.07 years (13.39 years as of December 31, 2021).
(**) Operations with variable index + fixed spread.
(***) Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2023	2024	2025	2026	2027	2028 and thereafter	12.31.2022	12.31.2021
Principal	3,106	4,061	3,173	2,665	2,657	16,041	31,703	36,557
Interest	1,928	1,748	1,441	1,282	1,068	17,348	24,815	30,557
Total	5,034	5,809	4,614	3,947	3,725	33,389	56,518	67,114

Schedule of lines of credit

						12.31.2022
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (*)	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250
Total				8,250	−	8,250

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	383	−	383
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	383	−	383
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	63	−	63
Total				829	−	829
(*) In April 2021, the subsidiary PGT BV extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.